Leases, Contractual Obligations and Contingencies - Schedule of Future Minimum Lease Payments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 57,547
2019	56,069
2020	46,110
2021	32,664
2022	26,627
Thereafter	90,476
Total required lease payments	$ 309,493